Collaboration Revenue	9 Months Ended
Sep. 30, 2013
Collaboration Revenue.
Collaboration Revenue

10.   Collaboration revenue

On August 8, 2013, the Company announced the selection of a development candidate in its spinal muscular atrophy collaboration with F. Hoffman-La Roche Ltd and Hoffman-La Roche Inc. (Roche) and the Spinal Muscular Atrophy Foundation. The achievement of this milestone triggered a $10.0 million payment to the Company from Roche. The Company considered this milestone event substantive because the applicable criteria of its revenue recognition policy (see Note 2) would be satisfied and recorded it as collaboration revenue for the nine months ended September 30, 2013.